CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities of continuing operations
Net income before attribution of noncontrolling interests		$ 17,332	$ 7,502	$ 13,886
Net income attributable to noncontrolling interests		90	192	227
Citigroup’s net income		17,242	7,310	13,659
Loss from discontinued operations, net of taxes		(54)	(2)	(90)
Gain on sale, net of taxes		0	0	360
Income from continuing operations—excluding noncontrolling interests		17,296	7,312	13,389
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations
Gains on significant disposals(1)	[1]	(3,210)	(452)	0
Amortization of deferred policy acquisition costs and present value of future profits		191	210	194
Additions to deferred policy acquisition costs		(62)	(64)	(54)
Depreciation and amortization		3,506	3,589	3,303
Deferred tax provision		2,794	3,347	2,699
Provision for loan losses		7,108	6,828	7,604
Realized gains from sales of investments		(682)	(570)	(748)
Net impairment losses on investments, goodwill and intangible assets		318	426	535
Change in trading account assets		46,830	(10,858)	35,001
Change in trading account liabilities		(21,524)	30,274	(6,787)
Change in brokerage receivables net of brokerage payables		2,278	(4,272)	(6,490)
Change in loans held-for-sale (HFS)		(7,207)	(1,144)	4,321
Change in other assets		(32)	(1,690)	13,028
Change in other liabilities		(1,135)	7,973	(7,880)
Other, net		(6,732)	5,434	5,129
Total adjustments		22,441	39,031	49,855
Net cash provided by operating activities of continuing operations		39,737	46,343	63,244
Cash flows from investing activities of continuing operations
Change in deposits with banks		15,488	40,916	(66,871)
Change in federal funds sold and securities borrowed or purchased under agreements to resell		22,895	14,467	4,274
Change in loans		1,353	1,170	(30,198)
Proceeds from sales and securitizations of loans		9,610	4,752	9,123
Purchases of investments		(242,362)	(258,992)	(220,823)
Proceeds from sales of investments		141,470	135,824	131,100
Proceeds from maturities of investments		82,047	94,117	84,831
Proceeds from significant disposals	[1]	5,932	346	0
Payments due to transfers of net liabilities associated with significant disposals	[1],[2]	(18,929)	(1,255)	0
Capital expenditures on premises and equipment and capitalized software		(3,198)	(3,386)	(3,490)
Proceeds from sales of premises and equipment, subsidiaries and affiliates, and repossessed assets		577	623	716
Net cash provided by (used in) investing activities of continuing operations		14,883	28,582	(91,338)
Cash flows from financing activities of continuing operations
Dividends paid		(1,253)	(633)	(314)
Issuance of preferred stock		6,227	3,699	4,192
Redemption of preferred stock		0	0	(94)
Treasury stock acquired		(5,452)	(1,232)	(837)
Stock tendered for payment of withholding taxes		(428)	(508)	(452)
Change in federal funds purchased and securities loaned or sold under agreements to repurchase		(26,942)	(30,074)	(7,724)
Issuance of long-term debt		44,619	66,836	54,405
Payments and redemptions of long-term debt		(52,843)	(58,923)	(63,994)
Change in deposits		8,555	(48,336)	37,713
Change in short-term borrowings		(37,256)	(1,099)	199
Net cash provided by (used in) financing activities of continuing operations		(64,773)	(70,270)	23,094
Effect of exchange rate changes on cash and cash equivalents		(1,055)	(2,432)	(1,558)
Net cash used in discontinued operations		0	0	(10)
Change in cash and due from banks		(11,208)	2,223	(6,568)
Cash and due from banks at beginning of period		32,108	29,885	36,453
Cash and due from banks at end of period		20,900	32,108	29,885
Supplemental disclosure of cash flow information for continuing operations
Cash paid during the year for income taxes		4,978	4,632	4,495
Cash paid during the year for interest		12,031	14,001	15,655
Non-cash investing activities
Change in loans due to consolidation/deconsolidation of VIEs		0	(374)	6,718
Decrease in net loans associated with significant disposals reclassified to HFS		(9,063)	0	0
Decrease in investments associated with significant disposals reclassified to HFS		(1,402)	0	0
Decrease in goodwill and intangible assets associated with significant disposals reclassified to HFS		(223)	0	0
Decrease in deposits with banks with significant disposals reclassified to HFS		(404)	0	0
Transfers to loans HFS from loans		28,600	15,100	17,300
Transfers to OREO and other repossessed assets		276	321	325
Non-cash financing activities
Decrease in long-term debt associated with significant disposals reclassified to HFS		(4,673)	0	0
Decrease in deposits associated with reclassification to HFS		0	(20,605)	0
Increase in short-term borrowings due to consolidation of VIEs		0	500	6,718
Decrease in long-term debt due to deconsolidation of VIEs		$ 0	$ (864)	$ 0

[1]	See Note 1 to the Consolidated Financial Statements for the adoption of ASU No. 2014-08 in the second quarter of 2014 and Note 2 for further information on significant disposals.
[2]	The payments associated with significant disposals result primarily from the sale of deposit liabilities.